CONDENSED CONSOLIDATED BALANCE SHEETS - DOLLAR THRIFTY (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc	Dec. 31, 2008 Dollar Thrifty Automotive Group Inc
ASSETS
Cash and cash equivalents	$ 483,000	$ 533,235	$ 586,000	$ 586,000	$ 931,208	$ 2,374,006	$ 985,467	$ 456,869	$ 508,648	$ 499,473	$ 463,153	$ 400,404	$ 229,636
Restricted cash and investments								250,144	353,265		277,407
Receivables, net	1,656,000	1,886,596			1,616,382			128,217	95,360		69,456
Prepaid expenses and other assets	763,200	461,502			416,134			71,980	65,959		67,482
Revenue-earning vehicles, net	15,706,000	12,908,336			10,105,409			1,875,607	1,467,835		1,341,822
Property and equipment, net	1,465,600	1,436,386			1,251,854			77,887	84,278		90,228	96,198
Income taxes receivable								4,453	18,786		65,803
Software, net	620,300	686,500			354,000			19,438	21,535		24,177
Total assets	25,930,900	23,290,209			17,667,332			2,884,595	2,615,666		2,499,528
LIABILITIES:
Accounts payable	1,484,500	999,061			897,489			47,768	54,377		45,483
Accrued liabilities	1,182,300	1,178,460			1,126,338			136,567	124,185		167,545
Deferred income taxes		2,681,140			1,661,872			392,524	342,962		242,930
Vehicle insurance reserves								82,358	86,515		107,720
Debt and other obligations	17,394,200	15,014,474			10,907,849			1,481,137	1,399,955		1,397,243
Total liabilities	23,358,900	20,372,681			15,038,478			2,140,354	2,007,994		1,960,921
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value: Authorized 10,000,000 shares; none outstanding
Common Stock, Value, Issued	0	0			0			364	361		352
Additional capital	3,534,200	3,509,998			3,473,625			956,483	848,843		940,844
Retained earnings (deficit)	(888,900)	(565,597)			(816,376)			142,879	(2,419)		(161,969)
Accumulated other comprehensive income (loss)	(73,300)	(26,892)	(38,000)		(28,414)			6,362	(7,617)		(12,329)	(18,374)	(29,388)
Treasury stock, at cost (8,328,031 and 6,491,719 shares, respectively)								(361,847)	(231,496)		(228,291)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000	2,917,509			2,628,835			744,241	607,672		538,607	393,914	208,420
Total liabilities and equity	$ 25,930,900	$ 23,290,209			$ 17,667,332			$ 2,884,595	$ 2,615,666		$ 2,499,528